UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-2260
                                   --------

 Value Line Larger Companies Fund, Inc.
---------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: June 30, 2006
                          -------------

Item I.   Reports to Stockholders.

================================================================================

                     ---------------------------------------
                               SEMI-ANNUAL REPORT
                     ---------------------------------------
                                  June 30, 2006
                     ---------------------------------------




                                   Value Line
                                     Larger
                                    Companies
                                   Fund, Inc.




                                     [LOGO]
                                V A L U E L I N E

                                     No-Load
                                     Mutual
                                      Funds

Value Line Larger Companies Fund, Inc.

                                                        To Our Value Line Larger
--------------------------------------------------------------------------------
To Our Shareholders:

In the first six months of 2006, the Value Line Larger Companies Fund returned 4.18%, compared to the 2.71% return of the S&P 500 Index(1).

The equity market had a mixed start to the opening half of the year, as solid corporate earnings growth and strong economic data, which proved insufficient to move the major market averages significantly higher. Several factors have contributed to this lackluster showing. First, higher oil prices have concerned consumers and investors alike as they have recently tested their highs again. Higher energy prices can have a two-fold effect as they weaken consumer's purchasing power as well as reducing the profit margins of certain industries. Second, the Federal Reserve continues along its measured path of interest rate hikes, which we expect will come to a close soon. These higher short-term rates have not yet had a meaningful impact on longer-term rates, but the significant flattening of the yield curve will likely lower profit margins at financial corporations, which currently account for the largest weighting of the S& P 500, at over 20%.

We have recently changed the strategy of the renamed Larger Companies Fund to focus solely on large-capitalized equity holdings as opposed to the multi-cap approach taken previously. The Fund will continue to invest in stocks that are ranked in the higher categories for price performance (rank 1 and 2) over the next six to twelve months by the Value Line Timeliness Ranking System. The System favors stocks with strong price and earnings momentum relative to those of all other companies in the Value Line Investment Survey of approximately 1,700 stocks.

Looking forward, we expect the second half of the year to continue to be volatile for the equity markets. Record profit margins for corporations may begin to slip given the higher interest rate environment coupled with rising energy prices. Also, earnings growth expectations are in the mid-teens on a percentage basis currently for the second half of 2006, which may be a high hurdle to meet. Lastly, the upside for the equity market may be limited until the uncertainty associated with mid-term elections in Novem-ber is resolved. Factors mitigating a significant sell off for equities continue to be high levels of cash holdings by U.S. corporations, which may be used for stock repurchase programs, and merger and acquisition activity, which looks like it will continue at a historically high level.

As always, we appreciate your continued investment.

                                                       Sincerely,

                                                       /s/ Jean Bernhard Buttner

                                                       Jean Bernhard Buttner
                                                       Chairman and President

August 2, 2006

--------------------------------------------------------------------------------
(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

--------------------------------------------------------------------------------
2

                                          Value Line Larger Companies Fund, Inc.

Companies Fund Shareholders
--------------------------------------------------------------------------------
Economic Observations

The U.S. economy slowed abruptly during the second quarter, with the rate of gross domestic product growth moderating from the opening quarter's 5.6% to just 2.5% in the most recent three months. Slower increases in personal consumption expenditures and a disappointing showing in the critical housing market were significant contributors to the decelerating rate of GDP growth.

Meanwhile, a measured pace of business activity is likely to be maintained over the next several quarters, if recent data trends are sustained as we believe they will be. Such trends are highlighted by surveys showing a modest rise in consumer confidence, mixed retail sales numbers, solid industrial production and factory usage, and a decline in housing activity that is thus far somewhat less precipitous than many have been fearing. We think this uneven flow of data will be the rule for the balance of this year and into the early months of 2007, with the prospective rate of quarterly GDP growth averaging 2.5% to 3.0%.

Such moderate economic growth should keep inflationary excesses at bay, as the less aggressive consumption of such raw materials as oil and gas, and industrial metals like copper and zinc should help to limit shortages in these areas. Overall, we expect inflation to average just 2% to 3% though most of 2007.

The case for additional monetary tightening by the Federal Reserve is weakening. Indeed, with economic growth on a much slower track and with inflationary shortages of labor and raw materials looking less likely now, the Fed could be looking to keep interest rates at stable levels for at least the next few months.

--------------------------------------------------------------------------------

Value Line Larger Companies Fund, Inc.

--------------------------------------------------------------------------------
FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                Expenses*
                                                                                  paid
                                                Beginning        Ending       during period
                                              account value   account value    1/1/06 thru
                                                 1/1/06          6/30/06         6/30/06
                                              ---------------------------------------------
Actual.....................................   $    1,000.00   $    1,041.80   $        6.58
Hypothetical (5% return before expenses)...   $    1,000.00   $    1,018.35   $        6.51

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.30% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.

--------------------------------------------------------------------------------
4

                                          Value Line Larger Companies Fund, Inc.

Portfolio Highlights at June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                  Percentage of
Issue                                      Shares      Value       Net Assets
-------------------------------------------------------------------------------
Corning, Inc                               152,000   $3,676,680            1.23%

BHP Billiton Ltd                            85,000   $3,660,950            1.22%

Walt Disney Co. (The)                      114,000   $3,420,000            1.14%

Best Buy Co., Inc                           62,000   $3,400,080            1.14%

Telefonica S.A                              68,000   $3,382,320            1.13%

Celgene Corp                                71,000   $3,367,530            1.13%

Baker Hughes, Inc                           41,000   $3,355,850            1.12%

Peabody Energy Corp                         60,000   $3,345,000            1.12%

Newmont Mining Corp                         63,000   $3,334,590            1.11%

News Corp. Class B                         165,000   $3,329,700            1.11%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Total Investment Securities

                                  [PIE CHART]

                              Common Stocks 100.0%
--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

                                   [BAR CHART]

         Communications   16.0%
             Industrial   14.6%
     Consumer, Cyclical   14.6%
                 Energy   13.7%
             Technology   13.1%
Consumer, Non- cyclical   10.6%
              Financial   10.4%
        Basic Materials    6.0%
              Utilities    1.0%

--------------------------------------------------------------------------------

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCKS (104.0%)
        ADVERTISING (2.0%)
 35,000 Omnicom Group, Inc ........................................   $3,118,150
 49,000 WPP Group PLC ADR .........................................    2,954,210
                                                                      ----------
                                                                       6,072,360
        AEROSPACE/DEFENSE (2.0%)
 43,000 Lockheed Martin Corp ......................................    3,084,820
 65,000 Raytheon Co ...............................................    2,897,050
                                                                      ----------
                                                                       5,981,870
        AIR TRANSPORT (3.2%)
 28,000 FedEx Corp ................................................    3,272,080
200,000 Southwest Airlines Co .....................................    3,274,000
 38,000 United Parcel Service, Inc. Class B .......................    3,128,540
                                                                      ----------
                                                                       9,674,620
        AUTO & TRUCK (1.0%)
 91,000 Honda Motor Co. Ltd. ADR ..................................    2,895,620
        BANK (2.9%)
 72,000 JPMorgan Chase & Co .......................................    3,024,000
 51,000 State Street Corp .........................................    2,962,590
 39,000 Wells Fargo & Co ..........................................    2,616,120
                                                                      ----------
                                                                       8,602,710
        CABLE TV (3.1%)
 90,000 Comcast Corp. Class A* ....................................    2,950,200
200,000 DIRECTV Group, Inc. (The) * ...............................    3,300,000
100,000 EchoStar Communications
           Corp. Class A* .........................................    3,081,000
                                                                      ----------
                                                                       9,331,200
        CANADIAN ENERGY (1.9%)
 81,000 Imperial Oil Ltd ..........................................    2,957,310
 35,000 Suncor Energy, Inc ........................................    2,835,350
                                                                      ----------
                                                                       5,792,660
        CHEMICAL --
           DIVERSIFIED (1.9%)
 37,000 Monsanto Co ...............................................    3,115,030
100,000 Norsk Hydro ASA ADR .......................................    2,671,000
                                                                      ----------
                                                                       5,786,030
        COAL (1.1%)
 60,000 Peabody Energy Corp .......................................    3,345,000

        COMPUTER & PERIPHERALS (2.9%)
 45,000 Apple Computer, Inc. * ...................................     2,570,400
100,000 Hewlett-Packard Co .......................................     3,168,000
 85,000 Network Appliance, Inc. * ................................     3,000,500
                                                                     -----------
                                                                       8,738,900
        COMPUTER SOFTWARE &
           SERVICES (5.0%)
 43,000 Infosys Technologies Ltd. ADR ............................     3,285,630
 80,000 International Game Technology ............................     3,035,200
214,000 Oracle Corp. * ...........................................     3,100,860
 72,500 Paychex, Inc .............................................     2,826,050
 53,000 SAP AG ADR ...............................................     2,783,560
                                                                     -----------
                                                                      15,031,300
        DIVERSIFIED COMPANIES (2.1%)
 47,000 Danaher Corp .............................................     3,023,040
 77,000 Honeywell International, Inc .............................     3,103,100
                                                                     -----------
                                                                       6,126,140
        DRUG (6.4%)
 65,000 Biogen Idec, Inc. * ......................................     3,011,450
 71,000 Celgene Corp. * ..........................................     3,367,530
 52,000 Gilead Sciences, Inc. * ..................................     3,076,320
 55,000 GlaxoSmithKline PLC ADR ..................................     3,069,000
 59,000 Novartis AG ADR ..........................................     3,181,280
174,000 Schering-Plough Corp .....................................     3,311,220
                                                                     -----------
                                                                      19,016,800
        ELECTRICAL EQUIPMENT (2.2%)
152,000 Corning, Inc. * ..........................................     3,676,880
 41,000 Rockwell Automation, Inc .................................     2,952,410
                                                                     -----------
                                                                       6,629,290
        ELECTRICAL UTILITY --
           CENTRAL (1.0%)
 50,000 TXU Corp .................................................     2,989,500
        ENTERTAINMENT (3.2%)
106,000 Clear Channel
          Communications, Inc ....................................     3,280,700
170,000 Time Warner, Inc .........................................     2,941,000
114,000 Walt Disney Co. (The) ....................................     3,420,000
                                                                     -----------
                                                                       9,641,700

See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                          Value Line Larger Companies Fund, Inc.

                                                                   June 30, 2006
--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
        ENVIRONMENTAL (1.1%)
 88,000 Waste Management, Inc ....................................   $ 3,157,440
        FOOD PROCESSING (2.0%)
 72,000 Archer-Daniels-Midland Co ................................     2,972,160
 81,000 Campbell Soup Co .........................................     3,005,910
                                                                     -----------
                                                                       5,978,070
        FOREIGN ELECTRONICS (3.9%)
 42,000 CANON, Inc. ADR ..........................................     3,077,340
 36,000 Kyocera Corp. ADR ........................................     2,799,000
138,000 Matsushita Electric Industrial Co.,
           Ltd. ADR ..............................................     2,915,940
 62,000 Sony Corp ................................................     2,730,480
                                                                     -----------
                                                                      11,522,760
        INSURANCE -- LIFE (1.0%)
 37,000 Prudential Financial, Inc ................................     2,874,900
        INSURANCE --
           PROPERTY & CASUALTY (1.0%)
     31 Berkshire Hathaway, Inc. Class A* ........................     2,841,429
        MACHINERY (1.0%)
 41,000 Caterpillar, Inc .........................................     3,053,680
        MEDICAL SUPPLIES (1.8%)
 59,000 Medtronic, Inc ...........................................     2,768,280
 61,000 Stryker Corp .............................................     2,568,710
                                                                     -----------
                                                                       5,336,990
        METALS & MINING
           DIVERSIFIED (3.1%)
 58,000 Alcan, Inc ...............................................     2,722,520
 92,000 Alcoa, Inc ...............................................     2,977,120
 85,000 BHP Billiton Ltd. ADR ....................................     3,660,950
                                                                     -----------
                                                                       9,360,590
        METALS FABRICATING (1.0%)
 62,000 Illinois Tool Works, Inc .................................     2,945,000
        NEWSPAPER (1.1%)
165,000 News Corp. Class B .......................................     3,329,700
        OFFICE EQUIPMENT &
           SUPPLIES (1.9%)
 69,000 Office Depot, Inc. * .....................................     2,622,000
125,000 Staples, Inc .............................................     3,040,000
                                                                     -----------
                                                                       5,662,000

       OILFIELD SERVICES/
         EQUIPMENT (5.1%)
41,000 Baker Hughes, Inc .........................................     3,355,850
50,000 GlobalSantaFe Corp ........................................     2,887,500
40,000 Halliburton Co ............................................     2,968,400
49,000 Schlumberger Ltd ..........................................     3,190,390
60,000 Weatherford International Ltd. * ..........................     2,977,200
                                                                     -----------
                                                                      15,379,340
       PETROLEUM --
       INTEGRATED (4.2%)
39,000 Marathon Oil Corp .........................................     3,248,700
30,000 Occidental Petroleum Corp .................................     3,076,500
35,000 Petroleo Brasileiro S.A. --
          Petrobras ADR ..........................................     3,125,850
45,000 Valero Energy Corp ........................................     2,993,400
                                                                     -----------
                                                                      12,444,450
       PETROLEUM --
       PRODUCING (1.0%)
60,000 Anadarko Petroleum Corp ...................................     2,861,400
       PRECIOUS METALS (1.1%)
63,000 Newmont Mining Corp .......................................     3,334,590
       PRECISION INSTRUMENT (0.9%)
88,000 Agilent Technologies, Inc. * ..............................     2,777,280
       RAILROAD (3.1%)
75,000 Canadian National Railway Co ..............................     3,281,250
40,000 CSX Corp ..................................................     2,817,600
61,000 Norfolk Southern Corp .....................................     3,246,420
                                                                     -----------
                                                                       9,345,270
       RECREATION (1.1%)
60,000 Harley-Davidson, Inc ......................................     3,293,400
       RESTAURANT (0.9%)
70,000 Starbucks Corp. * .........................................     2,643,200
       RETAIL -- SPECIAL LINES (1.1%)
62,000 Best Buy Co., Inc .........................................     3,400,080
       RETAIL BUILDING SUPPLY (2.0%)
84,000 Home Depot, Inc. (The) ....................................     3,006,360
50,000 Lowe's Cos, Inc ...........................................     3,033,500
                                                                     -----------
                                                                       6,039,860

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited) June 30, 2006
--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
        RETAIL STORE (3.2%)
 48,000 J.C. Penney Company, Inc .................................   $ 3,240,480
 54,000 Kohl's Corp. * ...........................................     3,192,480
 62,000 Wal-Mart Stores, Inc .....................................     2,986,540
                                                                     -----------
                                                                       9,419,500
        SECURITIES BROKERAGE (6.0%)
 23,000 Bear Stearns Companies, Inc. (The) .......................     3,221,840
188,000 Charles Schwab Corp. (The) ...............................     3,004,240
  6,700 Chicago Mercantile Exchange
           Holdings, Inc .........................................     3,290,705
 19,000 Goldman Sachs Group, Inc. (The) ..........................     2,858,170
 42,000 Lehman Brothers Holdings, Inc ............................     2,736,300
 47,000 Morgan Stanley ...........................................     2,970,870
                                                                     -----------
                                                                      18,082,125
        SEMICONDUCTOR (4.6%)
 96,000 Advanced Micro Devices, Inc. * ...........................     2,344,320
 91,000 Analog Devices, Inc ......................................     2,924,740
176,000 Applied Materials, Inc ...................................     2,865,280
298,697 Taiwan Semiconductor
          Manufacturing Co. Ltd. ADR .............................     2,742,039
100,000 Texas Instruments, Inc ...................................     3,029,000
                                                                     -----------
                                                                      13,905,379
        STEEL -- GENERAL (1.0%)
 54,000 Nucor Corp ...............................................     2,929,500
        TELECOMMUNICATION
           SERVICES (3.2%)
115,000 AT&T, Inc ................................................     3,207,350
375,000 Qwest Communications
           International, Inc. * .................................     3,033,750
 68,000 Telefonica S.A. ADR ......................................     3,382,320
                                                                     -----------
                                                                       9,623,420
        TELECOMMUNICATIONS
           EQUIPMENT (3.6%)
 90,500 Broadcom Corp. Class A* ..................................     2,719,525
125,000 Cisco Systems, Inc. * ....................................     2,441,250
143,000 Nokia Corp. ADR ..........................................     2,897,180
 70,000 QUALCOMM, Inc ............................................     2,804,900
                                                                     -----------
                                                                      10,862,855

       WIRELESS NETWORKING (1.1%)
46,000 Research In Motion Ltd. * ..............................       3,209,420
                                                                  -------------
       TOTAL COMMON STOCK AND
         TOTAL INVESTMENT
         SECURITIES (104.0%)
         (Cost $309,307,649) ..................................     311,269,328
                                                                  -------------
LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS (-4.0%)                                          (11,968,192)
                                                                  -------------
NET ASSETS (100%)                                                 $ 299,301,136
                                                                  -------------
NET ASSET VALUE OFFERING AND
  REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  299,301,136 divided by 12,916,272
  shares outstanding)                                             $       23.17
                                                                  -------------

*     Non-income producing security

ADR American Depositary Receipt


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                          Value Line Larger Companies Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Cost - $309,307,649) .......................................   $ 311,269,328
Cash ..........................................................          21,833
Receivable for securities sold ................................       5,517,417
Interest and dividends receivable .............................         343,121
Prepaid expenses ..............................................          13,701
Receivable for capital shares sold ............................           5,309
                                                                  -------------
    Total Assets ..............................................     317,170,709
                                                                  -------------
Liabilities:
Payable for line of credit outstanding ........................      11,810,000
Payable for securities purchased ..............................       5,524,037
Payable for capital shares repurchased ........................         158,421
Accrued expenses:
  Advisory fee ................................................         181,185
  Service and distribution plan fees ..........................          60,395
  Directors' fees .............................................           1,315
  Other .......................................................         134,220
                                                                  -------------
    Total Liabilities .........................................      17,869,573
                                                                  -------------
Net Assets ....................................................   $ 299,301,136
                                                                  =============
Net assets consist of:
Capital stock, at $1.00 par value
  (authorized 50,000,000, outstanding
  12,916,272 shares) ..........................................   $  12,916,272
Additional paid-in capital ....................................     228,322,159
Accumulated net investment loss ...............................        (830,737)
Accumulated net realized gain on
  investments .................................................      56,931,998
Net unrealized appreciation of investments
  and foreign exchange translations ...........................       1,961,444
                                                                  -------------
Net Assets ....................................................   $ 299,301,136
                                                                  =============
Net Asset Value, Offering and
  Redemption Price per Outstanding
  Share ($299,301,136 divide by 12,916,272
  shares outstanding) .........................................   $       23.17
                                                                  =============


Statement of Operations
for the Six Months Ended June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Dividends (Net of foreign withholding tax
  of $52,745) ..................................................   $  1,088,684
Interest .......................................................        102,303
                                                                   ------------
  Total Income .................................................      1,190,987
                                                                   ------------
Expenses:
Advisory fee ...................................................      1,170,340
Service and distribution plan fees .............................        390,113
Interest expense ...............................................        216,495
Transfer agent fees ............................................         70,011
Printing .......................................................         32,865
Auditing and legal fees ........................................         32,861
Custodian fees .................................................         28,315
Insurance ......................................................         18,579
Postage ........................................................         15,855
Registration and filing fees ...................................         15,754
Directors' fees and expenses ...................................         12,746
Commitment fee .................................................          9,134
Telephone ......................................................          7,742
Other ..........................................................          3,965
                                                                   ------------
  Total Expenses Before Custody Credits ........................      2,024,775
  Less: Custody Credits ........................................         (3,051)
                                                                   ------------
  Net Expenses .................................................      2,021,724
                                                                   ------------
Net Investment Loss ............................................       (830,737)
                                                                   ------------
Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Exchange
  Transactions:
  Net Realized Gain ............................................     44,707,803
  Change in Net Unrealized
    Appreciation/(Depreciation) ................................    (30,777,225)
                                                                   ------------
Net Realized Gain and Change in Net
  Unrealized Appreciation/(Depreciation)
  on Investments and Foreign Exchange
  Transactions .................................................     13,930,578
                                                                   ------------
  Net Increase in Net Assets from
    Operations .................................................   $ 13,099,841
                                                                   ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Larger Companies Fund, Inc.

Statement of Changes in Net Assets for the
Six Months Ended June 30, 2006 (unaudited) and for the Year Ended December 31, 2005
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended
                                                          June 30, 2006       Year Ended
                                                           (unaudited)     December 31, 2005
                                                          ----------------------------------

Operations:
   Net investment loss ................................   $    (830,737)   $      (2,031,708)
   Net realized gain on investments ...................      44,707,803           32,459,752
   Change in net unrealized depreciation ..............     (30,777,225)          (1,085,643)
                                                          ----------------------------------
   Net increase in net assets from operations .........      13,099,841           29,342,401
                                                          ----------------------------------
Distributions to Shareholders:
   Net realized gain from investment transactions .....              --          (64,698,703)
                                                          ----------------------------------
   Net decrease in net assets from distributions ......              --          (64,698,703)
                                                          ----------------------------------
Capital Share Transactions:
   Proceeds from sale of shares .......................       5,211,279            6,460,483
   Proceeds from reinvestment of distributions to
     shareholders .....................................              --           61,773,802
   Cost of shares repurchased .........................     (19,421,303)         (51,066,642)
                                                          ----------------------------------
   Net increase from capital share transactions .......     (14,210,024)          17,167,643
                                                          ----------------------------------
Total Decrease in Net Assets ..........................      (1,110,183)         (18,188,659)
Net Assets:
   Beginning of period ................................     300,411,319          318,599,978
                                                          ----------------------------------
   End of period ......................................   $ 299,301,136    $     300,411,319
                                                          ==================================
Accumulated net investment loss, at end of period .....   $    (830,737)   $              --
                                                          ==================================

* Numbers were previously presented rounded to thousands.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                          Value Line Larger Companies Fund, Inc.

Notes to Financial Statements (unaudited)                          June 30, 2006
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Larger Companies Fund, Inc. (the "Fund") (formerly known as Value Line Leveraged Growth Investors, Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose sole investment objective is to realize capital growth. The Fund may employ "leverage" by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization, and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Foreign Currency Translation. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances. Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

--------------------------------------------------------------------------------

Value Line Larger Companies Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(F) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows
(except per share amounts):

                                                       Six Months
                                                          Ended
                                                      June 30, 2006       Year Ended
                                                       (unaudited)     December 31, 2005
                                                      ----------------------------------
Shares sold .......................................         218,552              252,862

Shares issued to
 shareholders in
 reinvestment of
 distributions ....................................              --            2,756,528
                                                      ----------------------------------
                                                            218,552            3,009,390
Shares repurchased ................................        (812,692)          (1,976,094)
                                                      ----------------------------------
Net increase/(decrease) ...........................        (594,140)           1,033,296
                                                      ==================================
Distributions per share
 from realized net gains ..........................   $          --    $          5.9579
                                                      ----------------------------------


3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                               Six Months
                                                                  Ended
                                                              June 30, 2006
                                                               (unaudited)
                                                         -----------------------
PURCHASES:
  Investment Securities ..............................   $           377,781,952
                                                         -----------------------
SALES:
  Investment Securities ..............................   $           370,063,072
                                                         -----------------------

4. Income Taxes (unaudited)

At June 30, 2006, information on the tax components of capital is as follows:

Cost of investment for tax purposes ...........................   $ 309,307,649
                                                                  =============
Gross tax unrealized appreciation .............................   $  13,908,954
Gross tax unrealized depreciation .............................     (11,947,275)
                                                                  -------------
Net tax unrealized appreciation on invest-
  ments .......................................................   $   1,961,679
                                                                  =============

5. Investment Advisory Fees, Service and Distribution Fees, and Transactions With Affiliates

An advisory fee of $1,170,340 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2006. This was computed at the rate of 3/4 of 1% of the average daily net assets for the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

--------------------------------------------------------------------------------
12

                                          Value Line Larger Companies Fund, Inc.

Notes to Financial Statements (unaudited)                          June 30, 2006
--------------------------------------------------------------------------------

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2006, fees amounting to $390,113 were paid or payable to the Distributor under this Plan.

For the six months ended June 30, 2006, the Fund's expenses were reduced by $3,051 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan, owned 134,082 shares of the Fund's capital stock, representing 1.04% of the outstanding shares at June 30, 2006. In addition, officers and directors of the Fund as a group owned 411 shares of the Fund, representing less than 1% of the outstanding shares.

6. Borrowing Arrangement

The Fund has a line of credit agreement with State Street Bank and Trust ("SSBT"), in the amount of $37,500,000. The terms of the agreement are as follows: The first $12.5 million is available on a committed basis which, at the Fund's option, may be either at SSBT's prime rate or at the Federal Funds Rate plus 1%, whichever is less, and will be subject to a commitment fee of 1/4 of 1% on the unused portion thereof; amounts in excess of $12.5 million are made available on an unsecured basis at the same interest rate options stated above.

The Fund had borrowings outstanding in the amount of $11,810,000 at June 30, 2006. The weighted average amount of borrowings outstanding for the six months ended June 30, 2006, amounted to approximately $14,034,000, at a weighted average interest rate of 5.97% for 93 days outstanding. The maximum amount of borrowings outstanding at any time during the six months was $34,690,000 on May 16, 2006 which was approximately 11.0% of net assets. For the six months ended June 30, 2006, interest expense of $216,495 related to borrowings and commitment fees of $9,134 under the agreement were paid or payable to SSBT.

--------------------------------------------------------------------------------
13

Value Line Larger Companies Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                        Six
                                      Months
                                       Ended                                    Years Ended December 31,
                                    June 30, 2006      ---------------------------------------------------------------------------
                                    (unaudited)            2005            2004            2003            2002            2001
                                    ----------------------------------------------------------------------------------------------
Net asset value, beginning
  of year ........................  $     22.24        $     25.53     $     27.96     $     27.68     $     38.43     $     45.63
                                    ----------------------------------------------------------------------------------------------
Income (loss) from
  Investment Operations:
  Net investment loss ............         (.06)              (.15)           (.10)           (.07)           (.17)           (.22)
  Net gains or losses on
    securities (both
    realized and unrealized) .....          .99               2.82            2.51            4.34          (10.19)          (4.61)
                                    ----------------------------------------------------------------------------------------------
  Total income from investment ...
    operations                              .93               2.67            2.41            4.27          (10.36)          (4.83)
                                    ----------------------------------------------------------------------------------------------
Less distributions:
Distributions from net
  realized gains .................           --              (5.96)          (4.84)          (3.99)           (.39)          (2.37)
                                    ----------------------------------------------------------------------------------------------
Net asset value, end of year .....  $     23.17        $     22.24     $     25.53     $     27.96     $     27.68     $     38.43
                                    ==============================================================================================
Total return .....................         4.18%(2)          10.28%           8.64%          15.60%         (26.96)%        (10.53)%
                                    ==============================================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) .................  $   299,301        $   300,411     $   318,600     $   342,162     $   334,494     $   495,694
Ratio of expenses to average
  net assets
  (including interest
  expense)(1) ....................         1.30%(3)           1.19%           1.16%           1.15%           1.25%           1.16%
Ratio of expenses to average
  net assets
  (excluding interest
  expense)(1) ....................         1.16%(3)           1.16%           1.15%           1.15%           1.14%           1.09%
Ratio of net investment loss
  to average net
  assets .........................        (0.53)%(3)         (0.67)%         (0.39)%         (0.24)%         (0.49)%         (0.54)%
Portfolio turnover rate ..........          118%(2)            218%            200%            110%             28%             50%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged.
(2)   Not annualized.
(3)   Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                          Value Line Larger Companies Fund, Inc.

--------------------------------------------------------------------------------
  FACTORS CONSIDERED BY THE INDEPENDENT DIRECTORS IN APPROVING THE INVESTMENT
          ADVISORY AGREEMENT FOR VALUE LINE INCOME & GROWTH FUND, INC.

The Investment Company Act of 1940 requires that the Fund's investment advisory agreement (the "Agreement") be approved annually by both the Board of Directors (collectively, "the Directors") and a majority of the Directors who are not affiliated with Value Line, Inc., the Fund's investment adviser ("Value Line") (the "Independent Directors"), voting separately. The Directors have determined that the terms of the Fund's Agreement are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to Value Line's investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund compared to a peer group of funds ("Performance Universe") and its benchmark index, each as classified by Lipper, Inc., an independent evaluation service ("Lipper"); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage; and (vi) the overall quality and scope of services provided by Value Line.

As part of the review of the Agreement, the Independent Directors requested, and Value Line provided, additional information in order to evaluate the quality of Value Line's services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors engaged in an extensive review of the following information, which included data comparing: (i) the Fund's average management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 13 other retail no-load balanced funds, as classified by Lipper ("Expense Group") and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load balanced funds, excluding outliers ("Expense Universe"); (ii) the Fund's average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund's investment performance to the average performance of the Performance Universe as well as the Lipper Index; (iv) Value Line's financial results and conditions, including Value Line's and certain of its affiliates' profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund's current investment management staffing; and (vi) the Fund's potential for achieving economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Directors reviewed the Fund's overall investment performance and compared it to its Performance Universe and the Lipper Index. The Directors noted that the Fund significantly outperformed both the Performance Universe average and the Lipper Index for the one-year, three-year, five-year and 10-year periods ended December 31, 2005.

Value Line's Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund, achieving the Fund's investment objective and adhering to the Fund's investment strategy. The Independent Directors also engaged in discussions with Value Line's senior management who are responsible for the overall functioning of the Fund's investment operations. Based on this review, the Directors concluded that the Fund's management team and Value Line's overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

--------------------------------------------------------------------------------
15

Value Line Larger Companies Fund, Inc.


--------------------------------------------------------------------------------

Management Fee and Expenses. The Directors considered Value Line's fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Directors noted that, although the Fund's total expense ratio was slightly higher for the most recent fiscal year than both the Expense Group and Expense Universe averages, the Fund's management fee for the most recent fiscal year was lower than both the Expense Group and Expense Universe averages. Based on this information, the Directors concluded that the Fund's management fees and total expense ratio were reasonable.

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided by Value Line and its affiliates under various other contracts, and their overall supervision of third party service providers. Based on this review, the Directors concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliates were satisfactory, reliable and beneficial to the Fund's shareholders.

Profitability. The Directors considered the level of Value Line's profits with respect to the management of the Fund, including the impact of certain actions taken during 2004 and 2005. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund, Value Line's voluntary reduction of management and/or Rule 12b-1 fees for certain Funds, Value Line's termination of the use of soft dollar research, and the cessation of trading through its affiliate, Value Line Securities, Inc. The Directors concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Conclusion. The Directors, in light of Value Line's overall performance, considered it appropriate to continue to retain Value Line as the Fund's investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Directors concluded that the Fund's Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

--------------------------------------------------------------------------------
16

                                          Value Line Larger Companies Fund, Inc.
--------------------------------------------------------------------------------







The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

--------------------------------------------------------------------------------

Value Line Larger Companies Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------
MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.


                                                                                                        Other
                                                Length of     Principal Occupation                      Directorships
Name, Address, and Age     Position             Time Served   During the Past 5 Years                   Held by Director
------------------------------------------------------------------------------------------------------------------------
Interested Director*
--------------------
Jean Bernhard Buttner      Chairman of the      Since 1983    Chairman, President and Chief             Value Line, Inc.
Age 71                     Board of Directors                 Executive Officer of Value Line,
                           and President                      Inc. (the "Adviser") and Value
                                                              Line Publishing, Inc. Chairman
                                                              and President of each of the 14
                                                              Value Line Funds and Value Line
                                                              Securities, Inc. (the "Distributor").
------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic Search               None
18 Victoria Lane                                              Consultation Service, Inc.,
Lanesboro, MA 01237                                           (1994-2004). Trustee Emeritus
Age 82                                                        and Chairman (1993-1994) of the
                                                              Board of Trustees of Duke
                                                              University; President Emeritus,
                                                              Williams College.
------------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst, Duke            None
4921 Buckingham Drive                                         Power Company.
Charlotte, NC 28209
Age 64
------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 2000    Professor of History,                     Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to 2002.           Insurance
Williamstown, MA 01267                                        Professor Emeritus since 2002.            Company
Age 74                                                        President Emeritus since 1994 and         of America
                                                              President, 1985-1994; Chairman
                                                              (1993-1997) and Interim President
                                                              (2002-2003) of the American Council of
                                                              Learned Societies. Trustee since 1997
                                                              and Chairman of the Board since
                                                              2005, National Humanities Center.
------------------------------------------------------------------------------------------------------------------------
David H. Porter            Director             Since 1997    Visiting Professor of                     None
5 Birch Run Drive                                             Classics, Williams College, since 1999;
Saratoga Springs, NY                                          President Emeritus, Skidmore
12866                                                         College since 1999 and President,
Age 70                                                        1987-1998.
------------------------------------------------------------------------------------------------------------------------

                                          Value Line Larger Companies Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------


                                                                                                       Other
                                                Length of     Principal Occupation                     Directorships
Name, Address, and Age   Position               Time Served   During the Past 5 Years                  Held by Director
------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts       Director               Since 1987    Chairman, Institute for                  A. Schulman Inc.
169 Pompano St.                                               Political Economy.                       (plastics)
Panama City Beach, FL
32413
Age 67
------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr        Director               Since 1996    Senior Financial Adviser,                None
1409 Beaumont Drive                                           Veritable L.P. (investment
Gladwyne, PA 19035                                            adviser) since 2004; Senior
Age 57                                                        Financial Adviser, Hawthorn,
                                                              2001-2004.
------------------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson        Vice President,        Since 1994    Director, Vice President and
Age 48                   Secretary and Chief                  Compliance Officer of the
                         Compliance Officer                   Adviser. Director and Vice
                                                              President of the Distributor.
                                                              Vice President, Secretary, and
                                                              Chief Compliance Officer of each
                                                              of the 14 Value Line Funds.
------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio     Treasurer              Since 2005    Controller of the Adviser until
Age 47                                                        2003; Chief Financial Officer of
                                                              the Adviser, 2003-2005; Treasurer
                                                              of the Adviser since 2005. Treasurer
                                                              of each of the 14 Value Line Funds.
------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher        Assistant Treasurer/   Since 2005    Director, Vice President
Age 51                   Assistant Secretary                  and Secretary of the Adviser. Director
                                                              and Vice President of the Distributor.
------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

Value Line Larger Companies Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am
- 5pm CST, Monday - Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------

INVESTMENT ADVISER                        Value Line, Inc.
                                          220 East 42nd Street
                                          New York, NY 10017-5891

DISTRIBUTOR                               Value Line Securities, Inc.
                                          220 East 42nd Street
                                          New York, NY 10017-5891

CUSTODIAN BANK                            State Street Bank and Trust Co.
                                          225 Franklin Street
                                          Boston, MA 02110

SHAREHOLDER                               State Street Bank and Trust Co.
SERVICING AGENT                           c/o BFDS
                                          P.O. Box 219729
                                          Kansas City, MO 64121-9729

INDEPENDENT                               PricewaterhouseCoopers LLP
REGISTERED PUBLIC                         300 Madison Avenue
ACCOUNTING FIRM                           New York, NY 10017

LEGAL COUNSEL                             Peter D. Lowenstein, Esq.
                                          Two Sound View Drive, Suite 100
                                          Greenwich, CT 06830

DIRECTORS                                 Jean Bernhard Buttner
                                          John W. Chandler
                                          Frances T. Newton
                                          Francis C. Oakley
                                          David H. Porter
                                          Paul Craig Roberts
                                          Nancy-Beth Sheerr

OFFICERS                                  Jean Bernhard Buttner
                                          Chairman and President
                                          David T. Henigson
                                          Vice President/Secretary/
                                          Chief Compliance Officer
                                          Stephen R. Anastasio
                                          Treasurer
                                          Howard A. Brecher
                                          Assistant Secretary/
                                          Assistant Treasurer

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #536792

Item 2.   Code of Ethics

          N/A

Item 3.   Audit Committee Financial Expert.

          N/A

Item 4.   Principal Accountant Fees and Services

          N/A

Item 11.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

      (a)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By    /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President


Date: 09/08/2006
      ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      ------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ Stephen R. Anastasio
      ------------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: 09/08/2006
      ----------